Other Gains - Net - Schedule of Other Gains - Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Other Income (Losses) Net [Abstract]
Net foreign exchange gains	¥ 3,431		¥ 7,762
Investment income from investments at fair value through profit and loss	5,444		386
Investment income from wealth management products			140
Other (loss)/gain	(707)		953
Other (losses)/gains - net	¥ 8,168	$ 1,130	¥ 9,241